Reorganization Items (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013
Reorganizations [Abstract]
Debtor Reorganization Items, Legal and Advisory Professional Fees	$ 3	$ 78	$ 8
DIP financing fees included in net income	0	19	0	$ 0
BCA Commitment Premium	0	30	0
Net Gain on Reorganization Adjustments	0	(1,722)	0
Net Gain on Fresh Start Adjustments	0	(377)	0
Reorganization Items	$ 3	$ (1,972)	$ 8	$ 0